Long-Term Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Feb. 03, 2023	Feb. 02, 2023		Nov. 30, 2014	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense for share based payments	$ 16.4	$ 1.0
Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Merger consideration (per share)	$ 32.25
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under plan							1,035,400
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under plan				6,903,076
Equivalent percentage of shares that can be issued under 2015 plan				6.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)					25.00%
Outstanding nonvested shares		446,847	[1]			446,847
Shares vested		0
Restricted Stock | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	446,847
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding nonvested shares						1,222,038
Restricted stock units | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested	506,136
Shares forfeited	715,902
Restricted stock units | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period (in years)					3 years
Restricted stock units | 2015 Grant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares received at vesting related to total RSUs granted (as a percent)					0.00%
Restricted stock units | 2015 Grant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares received at vesting related to total RSUs granted (as a percent)					100.00%
Restricted stock units | Share-Based Awards Issued in 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	53.00%
Restricted stock units | Share-Based Awards Issued in 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	50.00%
Restricted stock units | Share-Based Awards Issued in 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (as a percent)	33.00%

[1]	In connection with the completion of the Merger on February 3, 2023, the 446,847 outstanding RSAs became fully vested.